CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
[custom:PreferredStocksSharesAvailableToBeDesignated-0]			9,476,000
Common Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001
Common Stock, Shares Authorized		500,000,000	500,000,000
Common Stock, Shares, Issued	7,248,455	7,156,856	4,111,047
Common Stock, Shares, Outstanding	7,247,131	7,155,552	4,109,723
Treasury Stock, Common, Shares		1,324	1,324
[custom:PreferredStockSharesAvailableToBeDesignated-0]		9,441,000
Convertible Series A Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share			$ 10
Temporary Equity, Shares Authorized			500,000
Temporary Equity, Shares Outstanding			0
Preferred Stock, Redemption Price Per Share			$ 6.30
Convertible Series B Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 1,000	$ 1,000	$ 1,000
Preferred Stock, Shares Authorized	15,000	15,000	15,000
Preferred Stock, Redemption Price Per Share		$ 7	$ 7
Preferred Stock, Shares Outstanding	0	0	851
Convertible Series C Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 1,000	$ 1,000	$ 1,000
Preferred Stock, Shares Authorized	5,000	5,000	5,000
Preferred Stock, Redemption Price Per Share	$ 5.50	$ 5.50	$ 5.50
Preferred Stock, Shares Outstanding	0	0	2,500
Convertible Series D Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share		$ 1,000	$ 1,000
Preferred Stock, Shares Authorized		4,000	4,000
Preferred Stock, Redemption Price Per Share		$ 3	$ 3
Preferred Stock, Shares Outstanding	1,299	1,299	0
Series A Redeemable Convertible Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share		$ 10
Temporary Equity, Shares Authorized		500,000
Temporary Equity, Shares Outstanding	0	0
Preferred Stock, Redemption Price Per Share		$ 6.30
Convertible Series E Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 1,000	$ 1,000
Preferred Stock, Shares Authorized	30,000	30,000
Preferred Stock, Redemption Price Per Share		$ 3
Preferred Stock, Shares Outstanding	4,000	0
Convertible Series F Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 1,000	$ 1,000
Preferred Stock, Shares Authorized	5,000	5,000
Preferred Stock, Redemption Price Per Share		$ 6.20
Preferred Stock, Shares Outstanding	5,000	0